UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23591

NB Private Markets Access Fund LLC

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, NY 10104

(Address of principal executive offices) (Zip code)

David Morse, Vice President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Private Markets Access Fund LLC
Semi-Annual Report (Unaudited)
For the six months ended September 30, 2024

NB Private Markets Access Fund LLC
For The Six Months Ended September 30, 2024

NB Private Markets Access Fund LLC
Consolidated Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)

Assets
Investments, at fair value (cost of $1,225,469,841)	$1,382,868,794
Cash and cash equivalents	3,796,224
Receivable for investments sold	1,246,206
Interest receivable	2,299,524
Other assets	40,117
Total Assets	$1,390,250,865
Liabilities
Contributions received in advance	$76,403,717
Investment securities purchased	39,775,248
Due to Shareholders	3,306,426
Incentive fee payable	2,754,368
Deferred tax fee payable	1,768,343
Advisory fee payable	1,566,289
Due to Affiliate	1,162,613
Distribution fee payable	807,888
Professional fees payable	668,837
Accounting and administration service fees payable	239,287
Other payables	175,133
Total Liabilities	$128,628,149
Commitments and contingencies (See Note 5)
Net Assets at Value	$1,261,622,716
Net Assets Consist of:
Paid-in capital	1,118,406,000
Total distributable earnings	143,216,716
Net Assets at Value	$1,261,622,716
Net Assets:
Institutional Class	$779,093,144
Class A-1	121,295
Class A-2	482,408,277
Shares outstanding:
Institutional Class Shares	59,936,522
Class A-1 Shares	9,474
Class A-2 Shares	37,680,580
Net asset value per share:
Institutional Class	$13.00
Class A-1	12.80
Maximum offering price per share*	13.26
Class A-2	12.80

*
Includes a sales charge of up to 3.50%.

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
ASSET-BACKED SECURITIES – 3.91%
Amur Equipment Finance Receivables X LLC(A)	1.64%	10/20/2027	138,197	$135,030	$136,652
Amur Equipment Finance Receivables XII LLC(A)	6.09%	12/20/2029	325,502	328,155	330,453
Avis Budget Rental Car Funding AESOP LLC(A)	2.36%	03/20/2026	300,000	293,869	297,955
BMW Vehicle Owner Trust 2023-A	5.72%	04/27/2026	73,998	74,071	74,128
BofA Auto Trust 2024-1(A)	5.57%	12/15/2026	883,000	882,938	887,582
Capital One Prime Auto Receivables Trust 2023-1	4.87%	02/15/2028	439,000	439,837	441,208
Carmax Auto Owner Trust 2023-3	5.94% (30-Day Average SOFR + 0.60%)	11/16/2026	303,185	303,701	303,481
CCG Receivables Trust 2022-1(A)	3.91%	07/16/2029	130,275	128,846	129,601
CCG Receivables Trust 2023-1(A)	5.82%	09/16/2030	61,799	61,960	62,372
CCG Receivables Trust 2024-1(A)	4.99%	03/15/2032	689,000	688,936	692,934
Chase Auto Owner Trust 2024-4(A)	5.25%	09/27/2027	500,000	503,656	503,370
Citizens Auto Receivables Trust 2024-1(A)	5.11%	04/17/2028	750,000	749,617	758,204
Citizens Auto Receivables Trust 2024-2(A)	5.54%	11/16/2026	828,000	827,952	831,456
CNH Equipment Trust 2022-C	5.15%	04/17/2028	416,000	416,058	419,848
CNH Equipment Trust 2023-B	5.90%	02/16/2027	149,423	150,089	150,060
CNH Equipment Trust 2024-A	5.19%	07/15/2027	97,318	97,312	97,520
CNH Equipment Trust 2024-B	5.19%	09/17/2029	230,000	229,981	235,723
CNH Equipment Trust 2024-C	4.30%	02/18/2028	2,324,000	2,323,867	2,323,461
Connecticut Avenue Securities Trust 2024-R03(A)	6.43% (30-Day Average SOFR + 1.15%)	03/25/2044	527,388	527,944	527,583
Dell Equipment Finance Trust 2023-3(A)	6.10%	04/23/2029	387,050	389,416	388,567
Dell Equipment Finance Trust 2023-3(A)	5.93%	04/23/2029	100,000	100,550	101,622
DLLAA 2023-1 LLC(A)	5.93%	07/20/2026	260,738	261,440	262,060
DLLMT 2023-1 LLC(A)	5.78%	11/20/2025	36,336	36,334	36,405
DLLMT 2024-1 LLC(A)	5.08%	02/22/2027	1,130,000	1,129,914	1,137,657
DLLST 2024-1 LLC(A)	5.33%	01/20/2026	60,000	60,000	60,094
Evergreen Credit Card Trust(A)	0.90%	10/15/2026	100,000	96,684	99,831
Ford Credit Auto Owner Trust 2023-A	5.14%	03/15/2026	55,967	55,905	55,969
Ford Credit Auto Lease Trust 2023-B	5.90%	02/15/2026	278,646	279,308	279,040
Ford Credit Auto Lease Trust 2024-A	5.06%	05/15/2027	159,000	158,986	160,217
Ford Credit Auto Owner Trust 2024-A	5.70% (30-Day Average SOFR + 0.36%)	01/15/2027	1,266,000	1,266,000	1,266,653
GM Financial Consumer Automobile Receivables Trust 2024-2	5.10%	03/16/2029	242,000	241,958	246,583
GM Financial Automobile Leasing Trust 2023-3	5.58%	01/20/2026	605,748	606,279	606,812
Gracie Point International Funding 2024-1 LLC(A)	7.07% (90-Day Average SOFR + 1.70%)	03/01/2028	415,000	416,042	416,389
GreatAmerica Leasing Receivables Funding LLC Series 2021-2(A)	0.67%	07/15/2025	108,106	106,836	107,476
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
GreatAmerica Leasing Receivables Funding LLC Series 2024-2(A)	5.28%	03/15/2027	663,000	662,987	670,048
GreatAmerica Leasing Receivables(A)	5.32%	08/17/2026	151,000	150,987	151,784
Harley-Davidson Motorcycle Trust 2023-B	5.92%	12/15/2026	154,301	154,816	154,810
Honda Auto Receivables 2023-3 Owner Trust	5.41%	02/18/2028	1,150,000	1,162,443	1,166,538
HPEFS Equipment Trust 2023-2(A)	6.04%	01/21/2031	461,892	464,951	464,121
Hyundai Auto Lease Securitization Trust 2024-C(A)	5.84% (30-Day Average SOFR + 0.50%)	03/15/2027	1,085,000	1,085,000	1,086,246
Hyundai Auto Receivables Trust 2023-A	4.58%	04/15/2027	1,250,000	1,247,596	1,251,362
John Deere Owner Trust 2023-B	5.18%	03/15/2028	752,000	752,743	760,726
John Deere Owner Trust 2024	5.71% (30-Day Average SOFR + 0.37%)	02/16/2027	990,000	990,000	989,823
JP Morgan Mortgage Trust 2023-HE3(A)	6.95% (30-Day Average SOFR + 1.60%)	05/25/2054	223,378	224,205	224,942
JP Morgan Mortgage Trust 2024-HE2(A)	6.55% (30-Day Average SOFR + 1.20%)	10/20/2054	519,650	520,624	520,473
Master Credit Card Trust II(A)	1.66%	07/21/2026	300,000	290,375	297,043
Mercedes-Benz Auto Lease Trust 2023-A	5.24%	11/17/2025	20,694	20,694	20,700
Mercedes-Benz Auto Lease Trust 2023-A	4.74%	01/15/2027	2,762,000	2,752,124	2,765,638
Mercedes-Benz Auto Lease Trust 2024-B	4.57%	12/15/2026	2,272,000	2,271,926	2,273,092
MMAF Equipment Finance LLC 2022-A(A)	3.20%	01/13/2028	73,917	71,859	73,098
MMAF Equipment Finance LLC 2024-A(A)	5.20%	09/13/2027	113,431	113,431	113,959
MVW 2020-1 LLC(A)	1.74%	10/20/2037	1,616,275	1,527,797	1,552,292
MVW 2021-2 LLC(A)	1.43%	05/20/2039	567,110	526,776	535,177
Navient Private Education Refi Loan Trust 2021-C(A)	1.06%	10/15/2069	435,944	384,481	392,691
Navient Private Education Refi Loan Trust 2021-E(A)	0.97%	12/16/2069	756,366	655,038	668,469
Navient Private Education Refi Loan Trust 2021-F(A)	1.11%	02/18/2070	89,888	77,867	79,495
Navient Private Education Refi Loan Trust 2024-A(A)	5.66%	10/15/2072	1,088,780	1,097,207	1,118,467
OCCU Auto Receivables Trust 2022-1(A)	5.50%	10/15/2027	273,374	272,374	274,372
OneMain Financial Issuance Trust 2022-2(A)	4.89%	10/14/2034	600,000	595,516	599,899
OneMain Financial Issuance Trust 2020-2(A)	1.75%	09/14/2035	665,000	631,779	637,164
PFS Financing Corp(A)	3.89%	05/15/2027	300,000	295,782	298,325
PFS Financing Corp(A)	6.49% (30-Day Average SOFR + 1.15%)	08/15/2027	572,000	575,053	574,772
PFS Financing Corp(A)	6.14% (30-Day Average SOFR + 0.80%)	04/17/2028	835,000	835,000	835,650
PFS Financing Corp(A)	5.34% (30-Day Average SOFR + 0.85%)	07/17/2028	700,000	700,000	699,996
Porsche Financial Auto Securitization Trust 2023-1(A)	5.42%	12/22/2026	46,237	46,207	46,258
Porsche Financial Auto Securitization Trust 2023-2(A)	5.88%	11/23/2026	413,924	415,363	414,904
Porsche Financial Auto Securitization Trust 2023-2(A)	5.93% (30-Day Average SOFR + 0.58%)	11/23/2026	186,826	186,939	186,901
Prestige Auto Receivables Trust 2021-1(A)	1.53%	02/15/2028	178,545	170,731	175,247
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
Santander Drive Auto Receivables Trust 2024-3	5.91%	06/15/2027	1,116,782	1,116,741	1,121,698
SBA Tower Trust(A)	2.84%	01/15/2025	125,000	125,000	124,100
SBNA Auto Lease Trust 2024-A(A)	5.39%	11/20/2026	1,250,000	1,257,193	1,260,852
SBNA Auto Lease Trust 2024-C(A)	4.56%	02/22/2028	967,000	966,917	968,991
SFS Auto Receivables Securitization Trust 2024-2(A)	5.33%	11/20/2029	428,000	427,928	438,051
Sierra Timeshare 2023-2 Receivables Funding LLC(A)	5.80%	04/20/2040	787,527	793,248	798,923
Sofi Professional Loan Program 2019-C LLC(A)	2.37%	11/16/2048	117,575	110,310	112,866
T-Mobile US Trust 2022-1(A)	4.91%	05/22/2028	645,000	644,543	645,281
Towd Point Mortgage Trust 2017-5(A)	5.57% (1-Month SOFR + 0.71%)	02/25/2057	92,602	92,139	95,346
Towd Point Mortgage Trust 2018-5(A)	3.25%	07/25/2058	178,261	172,958	175,068
Towd Point Mortgage Trust 2020-4(A)	1.75%	10/25/2060	241,697	215,048	219,618
Toyota Auto Receivables 2023-B Owner Trust	5.28%	05/15/2026	61,071	61,070	61,109
Toyota Auto Receivables 2023-D Owner Trust	5.80%	11/16/2026	262,856	264,334	264,071
USAA Auto Owner Trust 2023-A(A)	5.58%	05/15/2028	1,038,000	1,039,648	1,051,328
Verizon Master Trust	5.23%	11/22/2027	200,000	200,764	200,060
Verizon Master Trust	4.49%	01/22/2029	450,000	446,130	451,210
Verizon Master Trust	3.67%	01/22/2029	637,000	629,999	632,918
Verizon Master Trust	6.01% (30-Day Average SOFR + 0.67%)	08/20/2030	989,000	989,000	990,048
Volkswagen Auto Lease Trust 2024-A	5.40%	12/21/2026	1,850,000	1,858,294	1,861,038
Westlake Automobile Receivables Trust 2024-1(A)	5.44%	05/17/2027	347,000	346,986	350,692
World Omni Auto Receivables Trust 2023-A	5.18%	07/15/2026	29,668	29,607	29,670
World Omni Auto Receivables Trust 2024-C	4.78%	01/18/2028	920,000	919,980	923,387
TOTAL ASSET-BACKED SECURITIES				49,007,979	49,279,773
BANK LOANS – 0.45%
Caesars Entertainment, Inc.	7.60% (3-Month SOFR + 2.75%)	02/01/2031	497,500	496,371	496,878
Central Parent, Inc.	7.85% (3-Month SOFR + 3.25%)	07/06/2029	497,494	496,341	491,857
Consolidated Communications, Inc.	8.46% (1-Month SOFR + 3.50%)	10/04/2027	630,000	630,000	611,654
Covia Holdings LLC	9.58% (3-Month SOFR + 4.00%)	07/31/2026	500,000	498,852	496,250
Flexera Software LLC	8.46% (1-Month SOFR + 3.75%)	03/03/2028	496,208	491,672	496,123
Ingram Micro, Inc.	7.56% (1-Month SOFR + 2.75%)	09/17/2031	294,428	290,031	294,246
Medline Borrower, L.P.	7.60% (1-Month SOFR + 2.75%)	10/23/2028	448,586	441,619	448,541
Sedgwick Claims Management Services, Inc.	8.25% (3-Month SOFR + 3.00%)	07/31/2031	750,000	748,160	748,313
UKG, Inc.	8.55% (3-Month SOFR + 3.50%)	01/30/2031	748,125	747,274	748,125
UFC Holdings LLC	8.29% (3-Month SOFR + 2.75%)	04/29/2026	491,552	490,178	491,728
William Morris Endeavor Entertainment LLC	7.71% (1-Month SOFR + 2.75%)	05/18/2025	483,206	482,185	483,056
TOTAL BANK LOANS				5,812,683	5,806,771

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.95%
1211 Avenue of the Americas Trust 2015-1211(A)	3.90%	08/10/2035	740,000	727,696	726,583
BANK 2017-BNK6	3.29%	07/15/2060	603,001	591,743	595,591
BANK 2018-BNK10	3.64%	02/15/2061	748,523	734,048	739,421
Bank 2019-BNK19	3.07%	08/15/2061	295,328	279,186	285,324
BANK 2020-BNK30	1.67%	12/15/2053	500,000	455,559	458,272
Bank 2019-BNK24	2.93%	11/15/2062	795,000	746,523	770,140
Barclays Commercial Mortgage Trust 2019-C3	3.46%	05/15/2052	1,310,371	1,254,859	1,289,269
Banc of America Commercial Mortgage Trust 2015-UBS7	3.43%	09/15/2048	320,316	314,992	317,850
Benchmark 2018-B2 Mortgage Trust	3.78%	02/15/2051	127,099	123,411	125,771
Benchmark 2018-B4 Mortgage Trust	4.06%	07/15/2051	347,743	334,555	346,472
Cantor Commercial Real Estate Lending 2019-CF1	3.66%	05/15/2052	350,667	339,220	344,832
CD 2017-CD3 Mortgage Trust	3.45%	02/10/2050	488,748	476,319	481,581
CD 2017-CD6 Mortgage Trust	3.33%	11/13/2050	517,104	503,038	508,706
CGMS Commercial Mortgage Trust 2017-B1	3.24%	08/15/2050	1,457,383	1,431,401	1,428,673
Citigroup Commercial Mortgage Trust 2015-GC31	3.43%	06/10/2048	420,960	416,357	419,371
Citigroup Commercial Mortgage Trust 2016-GC36	3.37%	02/10/2049	576,460	567,736	570,634
Citigroup Commercial Mortgage Trust 2017-P7	3.51%	04/14/2050	910,082	894,707	900,104
COMM 2015-CCRE22 Mortgage Trust	3.14%	03/10/2048	66,295	65,663	66,207
CSAIL 2018-C14 Commercial Mortgage Trust	4.36%	11/15/2051	215,660	212,045	214,198
DBGS 2018-C1 Mortgage Trust	4.30%	10/15/2051	825,355	807,591	822,666
GS Mortgage Securities Trust 2016-GS4	3.28%	11/10/2049	429,061	418,306	423,854
GS Mortgage Securities Trust 2018-GS10	4.11%	07/10/2051	222,187	215,319	221,151
GS Mortgage Securities Trust 2019-GC40	3.04%	07/10/2052	211,372	196,294	204,025
GS Mortgage Securities Trust 2019-GC42	2.91%	09/10/2052	489,104	474,170	470,173
JPMCC Commercial Mortgage Securities Trust 2017-JP6	3.28%	07/15/2050	249,170	240,825	245,592
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.47%	12/15/2049	1,539,269	1,506,862	1,514,605
JPMDB Commercial Mortgage Securities Trust 2016-C4	2.99%	12/15/2049	731,209	713,609	718,183
Morgan Stanley Capital I Trust 2016-BNK2	2.86%	11/15/2049	296,449	287,387	291,177
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.40%	05/15/2050	360,133	352,167	354,875
UBS Commercial Mortgage Trust 2017-C2	3.26%	08/15/2050	979,469	951,715	961,680
UBS Commercial Mortgage Trust 2018-C10	4.21%	05/15/2051	556,114	550,895	554,249
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
UBS Commercial Mortgage Trust 2018-C15	4.20%	12/15/2051	713,027	699,110	709,199
Wells Fargo Commercial Mortgage Trust 2015-P2	3.66%	12/15/2048	439,063	435,564	435,663
Wells Fargo Commercial Mortgage Trust 2016-LC25	3.49%	12/15/2059	755,877	740,812	748,741
Wells Fargo Commercial Mortgage Trust 2016-NXS6	2.83%	11/15/2049	443,891	434,864	438,792
Wells Fargo Commercial Mortgage Trust 2017-C40	3.40%	10/15/2050	1,474,380	1,449,368	1,451,535
Wells Fargo Commercial Mortgage Trust 2018-C43	3.95%	03/15/2051	525,897	513,417	520,331
Wells Fargo Commercial Mortgage Trust 2019-C50	3.64%	05/15/2052	203,149	196,471	201,700
Wells Fargo Commercial Mortgage Trust 2019-C52	2.83%	08/15/2052	1,578,721	1,486,147	1,523,459
Wells Fargo Commercial Mortgage Trust 2019-C53	2.96%	10/15/2052	1,195,000	1,142,849	1,157,915
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				24,282,800	24,558,564
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS(A) – 2.27%
Chase Home Lending Mortgage Trust Series 2024-2	6.00%	02/25/2055	156,730	155,383	158,014
Chase Home Lending Mortgage Trust Series 2024-4	6.00%	03/25/2055	92,669	92,006	93,519
COLT 2024-INV2 Mortgage Loan Trust	6.42%	05/25/2069	1,216,306	1,236,204	1,244,576
Connecticut Avenue Securities Trust 2021-R03	6.13% (30-Day Average SOFR + 0.85%)	12/25/2041	119,872	118,942	119,722
Connecticut Avenue Securities Trust 2022-R01	6.28% (30-Day Average SOFR + 1.00%)	12/25/2041	104,949	104,386	104,752
Connecticut Avenue Securities Trust 2022-R04	7.28% (30-Day Average SOFR + 2.00%)	03/25/2042	133,548	133,957	135,474
Connecticut Avenue Securities Trust 2022-R05	7.18% (30-Day Average SOFR + 1.90%)	04/25/2042	81,050	81,212	81,536
Connecticut Avenue Securities Trust 2022-R07	8.23% (30-Day Average SOFR + 2.95%)	06/25/2042	276,250	284,117	284,810
Connecticut Avenue Securities Trust 2022-R08	7.83% (30-Day Average SOFR + 2.55%)	07/25/2042	509,611	522,124	523,119
Connecticut Avenue Securities Trust 2022-R08	7.58% (30-Day Average SOFR + 2.30%)	01/25/2043	1,139,628	1,165,016	1,162,646
Connecticut Avenue Securities Trust 2023-R01	7.68% (30-Day Average SOFR + 2.40%)	12/25/2042	2,417,384	2,483,099	2,482,895
Connecticut Avenue Securities Trust 2023-R03	7.78% (30-Day Average SOFR + 2.50%)	04/25/2043	932,840	952,003	949,935
Connecticut Avenue Securities Trust 2023-R05	7.18% (30-Day Average SOFR + 1.90%)	06/25/2043	541,171	548,547	545,230
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
Connecticut Avenue Securities Trust 2023-R06	6.98% (30-Day Average SOFR + 1.70%)	07/25/2043	1,039,534	1,047,707	1,043,386
Connecticut Avenue Securities Trust 2023-R07	7.23% (30-Day Average SOFR + 1.95%)	09/25/2043	455,197	460,285	458,365
Connecticut Avenue Securities Trust 2023-R08	6.75% (30-Day Average SOFR + 1.50%)	10/25/2043	1,985,456	1,991,661	1,991,120
Connecticut Avenue Securities Trust 2024-R01	6.33% (30-Day Average SOFR + 1.05%)	01/25/2044	497,045	497,433	497,319
Connecticut Avenue Securities Trust 2024-R02	6.38% (30-Day Average SOFR + 1.10%)	02/25/2044	1,730,568	1,731,999	1,731,230
Connecticut Avenue Securities Trust 2024-R04	6.38% (30-Day Average SOFR + 1.10%)	05/25/2044	909,472	909,626	909,470
Connecticut Avenue Securities Trust 2024-R05	6.26% (30-Day Average SOFR + 1.00%)	07/25/2044	1,484,052	1,484,052	1,484,058
Connecticut Avenue Securities Trust 2024-R06	6.31% (30-Day Average SOFR + 1.05%)	09/25/2044	1,167,000	1,167,000	1,167,102
Freddie Mac STACR REMIC Trust 2021-DNA7	6.13% (30-Day Average SOFR + 0.85%)	11/25/2041	204,835	204,540	204,648
Freddie Mac STACR REMIC Trust 2021-HQA4	6.23% (30-Day Average SOFR + 0.95%)	12/25/2041	559,767	554,345	558,009
Freddie Mac STACR REMIC Trust 2022-DNA1	6.28% (30-Day Average SOFR + 1.00%)	01/25/2042	1,464,218	1,463,932	1,460,557
Freddie Mac STACR REMIC Trust 2022-DNA2	6.58% (30-Day Average SOFR + 1.30%)	02/25/2042	349,295	350,170	349,990
Freddie Mac STACR REMIC Trust 2022-DNA4	7.48% (30-Day Average SOFR + 2.20%)	05/25/2042	553,209	561,965	562,171
Freddie Mac STACR REMIC Trust 2022-DNA5	8.23% (30-Day Average SOFR + 2.95%)	06/25/2042	695,344	714,219	714,929
Freddie Mac STACR REMIC Trust 2022-DNA6	7.43% (30-Day Average SOFR + 2.15%)	09/25/2042	902,078	913,645	912,670
Freddie Mac STACR REMIC Trust 2023-DNA1	7.38% (30-Day Average SOFR + 2.10%)	03/25/2043	147,763	148,338	149,610
Freddie Mac STACR REMIC Trust 2023-HQA1	7.26% (30-Day Average SOFR + 2.00%)	05/25/2043	223,828	226,426	225,494
Freddie Mac STACR REMIC Trust 2024-HQA1	6.53% (30-Day Average SOFR + 1.25%)	03/25/2044	1,175,220	1,175,220	1,177,035
Freddie Mac STACR REMIC Trust 2024-DNA1	6.63% (30-Day Average SOFR + 1.35%)	02/25/2044	495,972	495,972	496,731
Freddie Mac STACR REMIC Trust 2024-DNA2	6.48% (30-Day Average SOFR + 1.20%)	05/25/2044	1,250,793	1,251,910	1,250,647
Freddie Mac STACR REMIC Trust 2024-HQA2	6.48% (30-Day Average SOFR + 1.20%)	08/25/2044	748,556	748,556	749,035
Freddie Mac Structured Agency Credit Risk Debt Notes	7.28% (30-Day Average SOFR + 2.00%)	06/25/2043	135,996	136,970	136,710
GCAT 2019-NQM3 Trust	3.69%	11/25/2059	172,728	164,127	167,921
JP Morgan Mortgage Trust 2023-HE2	7.05% (30-Day Average SOFR + 1.70%)	03/25/2054	51,217	51,217	51,644
JP Morgan Mortgage Trust 2024-2	6.00%	08/25/2054	205,084	203,750	206,441
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
JP Morgan Mortgage Trust 2024-HE1	6.85% (30-Day Average SOFR + 1.50%)	08/25/2054	226,974	226,974	228,265
OBX 2023-NQM7 Trust	6.84%	04/25/2063	206,695	210,571	210,975
OBX 2024-NQM4 Trust	6.07%	01/25/2064	293,284	293,468	297,693
OBX 2024-NQM14 Trust	4.94%	09/25/2064	528,000	528,000	528,439
Sequoia Mortgage Trust 2024-7	5.50%	08/25/2054	514,671	509,479	516,820
Towd Point Mortgage Trust 2024-CES2	6.13%	02/25/2064	271,149	271,145	273,704
TOTAL COLLATERALIZED MORTGAGE- BACKED OBLIGATIONS				28,571,698	28,598,416
CORPORATE BONDS – 12.71%
AbbVie, Inc.	3.60%	05/14/2025	375,000	371,884	372,729
AbbVie, Inc.	2.95%	11/21/2026	3,090,000	2,997,506	3,024,512
American Tower Corp.	3.60%	01/15/2028	3,125,000	3,012,082	3,049,866
Amgen, Inc.	2.20%	02/21/2027	4,225,000	4,006,295	4,045,153
Apple, Inc.	1.13%	05/11/2025	295,000	288,913	289,078
Bank of America Corp.	3.50%	04/19/2026	2,670,000	2,622,468	2,643,687
Bank of America NA	5.53%	08/18/2026	3,485,000	3,555,019	3,579,835
Barclays PLC	7.33%	11/02/2026	1,430,000	1,459,987	1,467,275
Barclays PLC	5.83%	05/09/2027	3,905,000	3,945,288	3,978,431
Boeing Co.	5.04%	05/01/2027	7,840,000	7,859,806	7,863,704
Boeing Co.	4.88%	05/01/2025	275,000	274,376	274,022
BP Capital Markets America, Inc.	3.80%	09/21/2025	365,000	362,174	363,374
Broadcom, Inc.	3.46%	09/15/2026	510,000	498,495	503,057
Charles Schwab Corp.	5.88%	08/24/2026	6,650,000	6,790,054	6,845,390
Charter Communications Operating LLC	4.91%	07/23/2025	2,275,000	2,263,625	2,271,853
Charter Communications Operating LLC	6.15%	11/10/2026	2,355,000	2,394,596	2,420,849
Citibank NA	5.49%	12/04/2026	4,350,000	4,421,126	4,473,826
Crown Castle, Inc.	5.00%	01/11/2028	2,995,000	3,000,492	3,046,032
Crown Castle, Inc.	1.35%	07/15/2025	390,000	378,857	379,938
Dell International LLC / EMC Corp	4.90%	10/01/2026	5,135,000	5,164,334	5,191,241
Discovery Communications LLC	3.95%	03/20/2028	4,125,000	3,933,641	3,927,911
Discovery Communications LLC	4.90%	03/11/2026	480,000	477,766	479,776
Duke Energy Corp.	0.90%	09/15/2025	535,000	515,689	516,904
Equinix Inc	2.90%	11/18/2026	4,100,000	3,965,945	3,991,462
European Bank for Reconstruction & Development	0.50%	01/28/2026	1,795,000	1,704,200	1,715,688
Exelon Corp.	2.75%	03/15/2027	2,090,000	1,998,455	2,022,606
Fifth Third Bancorp	6.36%	10/27/2028	3,815,000	3,947,307	4,017,330
Fifth Third Bank NA	5.85%	10/27/2025	1,125,000	1,125,137	1,125,373
General Motors Financial Co., Inc.	6.00%	01/09/2028	3,850,000	3,966,897	4,011,159
Goldman Sachs Group, Inc.	3.85%	01/26/2027	5,375,000	5,283,415	5,327,001
Goldman Sachs Group, Inc.	5.70%	11/01/2024	295,000	295,080	295,122
HCA, Inc.	3.13%	03/15/2027	435,000	417,286	422,693
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
HSBC Holdings PLC	5.89%	08/14/2027	2,875,000	2,919,013	2,953,772
Intel Corp.	4.88%	02/10/2026	4,350,000	4,349,890	4,373,216
International Bank for Reconstruction & Development	0.75%	11/24/2027	1,895,000	1,695,743	1,735,505
International Finance Corp	0.75%	10/08/2026	1,820,000	1,696,345	1,717,293
Kreditanstalt fuer Wiederaufbau	5.13%	09/29/2025	2,110,000	2,119,379	2,132,988
Lloyds Banking Group PLC	5.99%	08/07/2027	2,855,000	2,900,192	2,931,080
McDonald’s Corp.	3.30%	07/01/2025	375,000	371,006	371,434
Molson Coors Beverage Co.	3.00%	07/15/2026	2,035,000	1,983,807	1,996,347
Morgan Stanley	3.70%	10/23/2024	305,000	304,715	304,705
Morgan Stanley	5.05%	01/28/2027	3,045,000	3,050,796	3,073,777
Occidental Petroleum Corp.	5.55%	03/15/2026	4,840,000	4,879,725	4,897,020
Occidental Petroleum Corp	5.00%	08/01/2027	750,000	761,160	762,443
Oracle Corp.	1.65%	03/25/2026	3,180,000	3,037,602	3,057,950
Oracle Corp.	2.50%	04/01/2025	290,000	286,083	286,660
Pacific Gas and Electric Co.	3.15%	01/01/2026	2,275,000	2,221,170	2,232,569
PNC Financial Services Group, Inc.	5.67%	10/28/2025	3,935,000	3,935,001	3,934,994
Province of Quebec Canada	2.50%	04/20/2026	6,335,000	6,161,686	6,201,561
Province of Ontario Canada	2.50%	04/27/2026	3,720,000	3,642,587	3,640,784
Qualcomm, Inc.	3.45%	05/20/2025	365,000	362,261	362,935
Southern Co.	5.11%	08/01/2027	3,830,000	3,871,020	3,917,473
Starbucks Corp.	3.80%	08/15/2025	365,000	362,035	362,952
T-Mobile USA, Inc.	3.50%	04/15/2025	3,975,000	3,937,771	3,946,783
Truist Financial Corp.	4.26%	07/28/2026	4,350,000	4,346,199	4,332,297
UBS Group AG(A)	5.71%	01/12/2027	4,350,000	4,379,630	4,409,507
Verizon Communications, Inc.	3.50%	11/01/2024	205,000	204,736	204,670
Verizon Communications, Inc.	1.45%	03/20/2026	3,915,000	3,731,385	3,756,012
Warnermedia Holdings, Inc.	3.64%	03/15/2025	830,000	823,959	824,331
WEC Energy Group, Inc.	4.75%	01/09/2026	2,450,000	2,451,571	2,459,686
Wells Fargo & Co.	3.91%	04/25/2026	5,285,000	5,277,376	5,251,312
TOTAL CORPORATE BONDS				159,362,038	160,368,933
SHORT-TERM INVESTMENTS – 21.57%
MONEY MARKET FUND – 11.28%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	4.83%(B)		142,364,800	142,364,800	142,364,800
UNITED STATES TREASURY BILLS(C) – 6.08%
United States Treasury Bill	5.33%	10/24/2024	25,406,500	25,321,444	25,329,966
United States Treasury Bill	5.20%	11/05/2024	13,905,000	13,835,994	13,841,949
United States Treasury Bill	5.16%	11/21/2024	25,000,000	24,821,007	24,835,997
United States Treasury Bill	5.09%	12/10/2024	12,795,000	12,671,230	12,683,307
TOTAL UNITED STATES TREASURY BILLS				76,649,675	76,691,219

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
UNITED STATES TREASURY NOTES – 4.21%
United States Treasury Note	1.00%	12/15/2024	5,000,000	4,961,311	4,963,281
United States Treasury Note	1.13%	01/15/2025	5,010,000	4,958,375	4,960,487
United States Treasury Note	1.50%	02/15/2025	5,165,000	5,097,628	5,107,903
United States Treasury Note	1.75%	03/15/2025	4,270,000	4,208,945	4,220,837
United States Treasury Note	3.88%	01/15/2026	13,795,000	13,631,310	13,801,466
United States Treasury Note	4.38%	12/15/2026	13,140,000	13,324,078	13,345,313
United States Treasury Note	3.88%	11/30/2027	5,610,000	5,550,639	5,657,115
United States Treasury Note	4.13%	07/31/2028	1,010,000	1,009,326	1,029,135
TOTAL UNITED STATES TREASURY NOTES				52,741,612	53,085,537
TOTAL SHORT-TERM INVESTMENTS				271,756,087	272,141,556
COMMON STOCKS – 0.16%
Unity Software Inc.			87,120	8,005,334	1,970,654
TOTAL COMMON STOCKS				8,005,334	1,970,654

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
PRIVATE FUNDS(D) – 66.59%
ACON Strategic Partners II-B, L.P.	Secondary	08/2022	North America	7,893,243	29,717,828
Aechelon InvestCo LP	Co-Investment	08/2024	North America	10,000,000	10,000,000
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021 – 06/2024	North America	6,993,512	13,817,410
Amulet Vault Co-Invest, L.P.	Co-Investment	08/2024	North America	12,900,000	12,900,000
AP Safety Co-Invest, L.P.	Co-Investment	03/2022 – 07/2024	North America	3,186,588	3,961,528
Aurelia Co-Invest SCSP	Co-Investment	05/2024	Europe	7,448,300	7,825,907
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	845,047	12,578,043
BC Partners Galileo (1) L.P.	Secondary	07/2021 – 07/2024	Europe	8,888,007	14,057,551
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022 – 06/2023	North America	4,542,404	4,915,187
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,992,012	6,850,366
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,518,537
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08/2023	North America	16,549,748	24,764,440
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	11,950,928	14,550,964
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022 – 10/2023	North America	7,059,454	8,387,370
CGI Acquisitions, Inc.(G)	Co-Investment	02/2022 – 09/2023	North America	4,062,865	8,706,453
Compass Syndication L.P.	Co-Investment	10/2021 – 12/2023	North America	1,615,493	1,900,075
DGS Group Holdings, L.P.(G)	Co-Investment	09/2022 – 12/2022	North America	6,455,020	10,097,843
DIG Holdings, LLC	Co-Investment	12/2022	North America	9,754,100	12,174,836
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	9,256,000	11,744,873
EQT X Co-Investment (A) SCSp	Co-Investment	07/2024	North America	20,841,600	20,800,000
EQT X Co-Investment (F) SCSp	Co-Investment	02/2024	North America	13,099,180	13,333,116
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022 – 08/2023	North America	2,027,293	11,933,839
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	8,914,841	10,384,867
Follett Acquisition LP(G)	Co-Investment	01/2022	North America	4,060,000	3,095,722
HCI Equity Partners EV I, L.P.	Secondary	09/2024	North America	30,508,521	30,152,477
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	6,308,656	7,849,058
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	14,050,677
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	1,284,993	2,673,952
KKR Malaga Co-Invest L.P.	Co-Investment	07/2023	North America	9,673,380	10,736,778
KKR Mercury Co-Invest L.P.	Co-Investment		North America	—	—
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	17,000,000	17,571,998
KMNOCH Investor, L.P.(G)	Co-Investment	11/2022	North America	16,970,931	17,407,568
L Catterton Growth IV, L.P.	Primary	03/2021 – 09/2024	North America	11,871,311	11,758,335
Lightyear AMP CV, L.P.	Secondary	04/2024 – 07/2024	North America	27,219,824	28,048,794
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021 – 10/2021	North America	2,893,688	3,541,081
Magnus 2024, L.P.	Co-Investment	04/2024	North America	7,840,000	7,808,956
Material Co-Invest, L.P.	Co-Investment	10/2022 – 03/2024	North America	13,705,271	12,275,076
NB Convert Harp Aggregator LP	Co-Investment	11/2023 – 04/2024	North America	7,695,293	9,053,253
NB Convert Elevate Aggregator LP	Co-Investment	11/2023	North America	15,430,000	18,157,879
NB Credit Opps Co-Investment (Vetcor) LP	Co-Investment	03/2023 – 08/2023	North America	5,815,588	7,761,231
NB Credit Opps Co-Investment (Vetcor II) LP	Co-Investment	08/2023 – 04/2024	North America	1,704,738	2,063,359
NB Electron Aggregator LP	Co-Investment	08/2023 – 04/2024	North America	25,003,660	29,894,593
NB Franklin LP	Co-Investment	05/2024	North America	25,220,000	25,818,677
NB Lowcode Private Equity(G)	Co-Investment	11/2022 – 12/2023	North America	2,912,717	4,507,164
NB Mavis Aggregator LP	Co-Investment	05/2023 – 04/2024	North America	20,002,630	21,284,799
NB Pref Harp Aggregator LP	Co-Investment	11/2023 – 04/2024	North America	9,311,275	10,784,612
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023	North America	4,170,586	7,020,038
Olympus FG Holdco, L.P.	Co-Investment	08/2022 – 08/2024	North America	5,060,881	4,147,946
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	9,726,362
Platinum Equity Vulcan Co-Investors, L.P.	Co-Investment	03/2024	North America	16,190,000	17,052,665
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	10,005,681	10,688,380
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021 – 09/2023	North America	8,005,199	4,497,177
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021 – 12/2021	North America	8,933,250	6,777,232
Providence Equity Partners (Unity) S.C.Sp.	Secondary	05/2024 – 06/2024	Europe	10,377,684	10,764,988
RealPage Parent, LP(G)	Co-Investment	04/2021	North America	6,500,000	9,699,921
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022 – 03/2023	North America	7,890,426	9,127,032
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022 – 03/2023	North America	3,810,854	4,495,925
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021 – 10/2022	North America	6,663,851	10,685,457
Searchlight Capital III CVL Co-Invest Partners II, L.P.	Co-Investment		North America	—	—
Searchlight Capital CF SPK, L.P.	Secondary	11/2023 – 07/2024	North America	12,811,862	17,052,768
Shamrock ND Holdco, L.P.	Co-Investment	09/2024	North America	11,394,584	11,370,000
SPI Parent Holding Company, LLC(G)(H)	Co-Investment	12/2021 – 04/2022	North America	5,789,976	13,360,933
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,531,255
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
TA Spartan Parent, LLC(G)	Co-Investment	07/2023	North America	10,130,000	10,243,906
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021 – 09/2022	North America	4,012,571	5,619,443
THL Fund Investors (Altar), L.P.	Co-Investment	12/2022 – 09/2023	North America	4,950,847	8,701,656
THL Fund Investors (Iconic), L.P.	Co-Investment	06/2023 – 09/2023	North America	10,255,002	12,014,950
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023	North America	7,790,088	8,970,973
TPG IX Charger CI II, L.P.	Co-Investment	07/2024	North America	12,843,370	12,632,000
TPG IX Evergreen CI II, L.P.	Co-Investment	09/2023	North America	8,635,900	11,491,065
Truelink-Vista, L.P.	Co-Investment	10/2022 – 09/2024	North America	3,509,073	10,194,802
True Wind Capital Continuation, L.P.	Secondary	03/2023 – 01/2024	North America	8,213,114	8,845,365
Vistria Soliant Holdings, L.P.	Co-Investment	07/2024	North America	16,000,000	16,000,000
WP Irving Co-Invest, L.P.	Co-Investment	04/2022 – 09/2023	North America	4,119,358	6,674,835
WWEC Holdings LP	Co-Investment	10/2022	North America	7,120,000	10,963,840
ZM Parent Holding LLC(G)	Co-Investment	03/2022	North America	4,532,000	5,576,141
TOTAL PRIVATE FUNDS				678,671,222	840,144,127
TOTAL INVESTMENTS (Cost $1,225,469,841) – 109.61%					1,382,868,794
Other Assets & Liabilities (Net) – (9.61%)					(121,246,078)
TOTAL NET ASSETS – 100.00%					$1,261,622,716

(A)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of these securities was $60,435,678, representing 4.79% of net assets.

(B)
The rate is the annualized seven-day yield as of September 30, 2024.

(C)
Each issue shows the rate of the discount at the time of purchase.

(D)
Non-income producing securities, which are restricted as to resale and illiquid.

(E)
Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(F)
Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(G)
The fair value of the investment was determined using a significant unobservable input.

(H)
This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC (the “Subsidiary”).

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Summary by Investment Type	Fair Value	% of Net Assets
Asset-Backed Securities	$49,279,773	3.91%
Bank Loans	5,806,771	0.45%
Commercial Mortgage-Backed Securities	24,558,564	1.95%
Collateralized Mortgage-Backed Obligations	28,598,416	2.27%
Corporate Bonds	160,368,933	12.71%
Short-Term Investments	272,141,556	21.57%
Common Stocks	1,970,654	0.16%
Private Funds	840,144,127	66.59%
Total Investments	1,382,868,794	109.61%
Other Assets & Liabilities (Net)	(121,246,078)	(9.61)%
Total Net Assets	$1,261,622,716	100.00%
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Operations
For The Six Months Ended September 30, 2024 (Unaudited)

Investment Income:
Interest income	$10,831,034
Other income	17,295
Total Investment Income	10,848,329
Operating Expenses:
Advisory fees (see Note 3)	8,496,818
Incentive fees	4,095,284
Distribution and servicing fees Class A-2 (see Note 3)	1,486,096
Distribution and servicing fees Class A-1 (see Note 3)	420
Professional fees	720,562
Accounting and administration service fees	459,163
Independent Managers’ fees	107,796
Insurance expense	27,232
Other expenses	253,322
Total Operating Expenses	15,646,693
Expenses recouped by Adviser	493,017
Fee offsets	(43,561)
Net Operating Expenses	16,096,149
Net investment income (loss)	(5,247,820)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2,285,292
Net change in unrealized appreciation (depreciation) on investments	39,370,628
Net Realized and Change in Unrealized Gain (Loss) on Investments	41,655,920
Net Increase (Decrease) in Net Assets Resulting from Operations	$36,408,100
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Change in Net Assets from Operations:
Net investment income (loss)	$(5,247,820)	$(8,345,728)
Net realized gain (loss) on investments	2,285,292	(687,149)
Net change in unrealized appreciation (depreciation) on investments	39,370,628	58,785,047
Net Increase (Decrease) in Net Assets from Operations	36,408,100	49,752,170
Reinvestments of distributions
Proceeds from shares sold
Institutional Class	132,433,565	158,919,642
Class A-2	155,577,286	286,571,501
Withdrawals
Institutional Class	(3,906,930)	(3,242,772)
Class A-2	(1,357,122)	(685,886)
Transfers in
Institutional Class	8,691,111	—
Transfers out
Class A-2	(8,691,111)	—
Change in Net Assets Resulting from Capital Transactions	282,746,799	441,562,485
Net Change in Net Assets	319,154,899	491,314,655
Net Assets:
Beginning of period	942,467,817	451,153,162
End of period	$1,261,622,716	$942,467,817
Transactions in Shares:
Shares sold
Institutional Class Shares	10,392,949	13,209,833
Class A-2 Shares	12,402,022	23,987,419
Shares redeemed
Institutional Class Shares	(303,349)	(264,539)
Class A-2 Shares	(106,574)	(55,185)
Transfers in
Institutional Class	682,835	—
Transfers out
Class A-2 Shares	(692,081)	—
Net Increase in Shares	22,375,802	36,877,528
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Cash Flows
For The Six Months Ended September 30, 2024 (Unaudited)

Cash Flows from Operating Activities
Net change in net assets resulting from operations	$36,408,100
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(1,725,701,415)
Proceeds from disposition of investments	1,418,018,622
Amortization of discount	(4,807,310)
Net realized (gain) loss on investments	(2,285,292)
Net change in unrealized (appreciation) depreciation on investments	(39,370,628)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(945,071)
(Increase) decrease in other assets	(24,959)
Increase (decrease) due to Affiliate	909,163
Increase (decrease) advisory fee payable	(1,779,142)
Increase (decrease) accounting and administration service fees payable	(111,581)
Increase (decrease) professional fees payable	(20,428)
Increase (decrease) incentive fee payable	464,466
Increase (decrease) distribution fee payable	295,679
Increase (decrease) in other payables	(3,715)
Net Cash Provided by (Used in) Operating Activities	(318,953,511)
Cash Flows from Financing Activities
Contributions received in advance	26,601,754
Proceeds from shares sold	288,010,851
Withdrawals, net of amounts due to Shareholder	(3,263,379)
Net Cash Provided by (used in) Financing Activities	311,349,226
Net Change in Cash and Cash Equivalents	(7,604,285)
Cash and Cash Equivalents at Beginning of Period	11,400,509
Cash and Cash Equivalents at End of Period	$3,796,224
Supplemental disclosure of non-cash activity:
Capital share transfers in	$8,691,111
Capital share transfers out	$(8,691,111)
The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Institutional Class

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Period from January 19, 2021 (Commencement of Operations) through March 31, 2021*
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.58	$11.76	$10.83	$10.19	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	(0.13)	(0.08)	0.13	—
Net realized and unrealized gain (loss) on investments	0.46	0.95	1.06	0.64	0.19
Net increase (decrease) in net assets resulting from operations	0.42	0.82	0.98	0.77	0.19
DISTRIBUTIONS
Net change in capital due to distributions	—	—	(0.05)	(0.13)	—
NET ASSET VALUE, END OF PERIOD	13.00	12.58	11.76	10.83	10.19
TOTAL NET ASSET VALUE RETURN(2)(3)	3.37%	6.93%	9.04%	7.64%	1.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	779,093	618,241	425,935	350,463	212,013
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	2.13%	2.72%(7)	2.32%(7)	1.50%	1.16%
Total expenses after expense waiver, expense recoupment and fee offset	2.21%	2.68%	2.20%	1.33%	0.76%
Fee offset	(0.01)%	(0.01)%	(0.04)%	—%	—%
Net investment income (loss)	(0.30)%	(1.02)%	(0.67)%	1.24%	0.86%
Portfolio Turnover Rate(3)	4.92%	4.97%	45.02%	57.13%	12.50%

*
Prior to the commencement date, the Fund had been inactive except for matters related to the Fund’s organization, registration under the Investment Company Act of 1940, as amended, registration of the shares under the 1933 Act and the sale of 10,000 Institutional Class Shares to Neuberger Berman Europe Holdings LLC.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period January 19, 2021 (Commencement of Operations) through March 31, 2021, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (or recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Subsidiary. Excluding this tax expense, the ratio would be 2.67% and 1.96% for March 31, 2024 and March 31, 2023, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Class A-1

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Period from March 1, 2022 (Commencement of Operations) through March 31, 2022
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.43	$11.71	$10.82	$10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09)	(0.21)	(0.15)	(0.02)*
Net realized and unrealized gain (loss) on investments	0.46	0.93	1.05	0.27*
Net increase (decrease) in net assets resulting from operations	0.37	0.72	0.90	0.25
DISTRIBUTIONS
Net change in capital due to distributions	—	—	(0.01)	—
NET ASSET VALUE, END OF PERIOD	12.80	12.43	11.71	10.82
TOTAL NET ASSET VALUE RETURN(2)(3)	3.01%	6.18%	8.28%	2.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	121	118	111	102
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	2.83%	3.42%(7)	3.02%(7)	1.54%
Total expenses after expense waiver, expense recoupment and fee offset	2.91%	3.38%	2.90%	1.49%
Fee offset	(0.01)%	(0.01)%	(0.04)%	—%
Net investment income (loss)	(1.00)%	(1.72)%	(1.37)%	0.35%
Portfolio Turnover Rate(3)	4.92%	4.97%	45.02%	57.13%

*
The amount of net investment income and net loss from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Consolidated Statement of Operations due to the timing of purchases of Fund shares during the period.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period March 1, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (or recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Subsidiary. Excluding this tax expense, the ratio would be 3.37% and 2.66% for March 31, 2024 and March 31, 2023, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Class A-2

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Period from March 1, 2022 (Commencement of Operations) through March 31, 2022
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.43	$11.71	$10.82	$10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09)	(0.21)	(0.15)	(0.04)*
Net realized and unrealized gain (loss) on investments	0.46	0.93	1.05	0.29*
Net increase (decrease) in net assets resulting from operations	0.37	0.72	0.90	0.25
DISTRIBUTIONS
Net change in capital due to distributions	—	—	(0.01)	—
NET ASSET VALUE, END OF PERIOD	12.80	12.43	11.71	10.82
TOTAL NET ASSET VALUE RETURN(2)(3)	3.01%	6.18%	8.28%	2.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	482,408	324,109	25,107	1,613
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	2.83%	3.42%(7)	3.02%(7)	1.54%
Total expenses after expense waiver, expense recoupment and fee offset	2.91%	3.38%	2.90%	1.49%
Fee offset	(0.01)%	(0.01)%	(0.04)%	—%
Net investment income (loss)	(1.00)%	(1.72)%	(1.37)%	0.36%
Portfolio Turnover Rate(3)	4.92%	4.97%	45.02%	57.13%

*
The amount of net investment income and net loss from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Consolidated Statement of Operations due to the timing of purchases of Fund shares during the period.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period March 1, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (or recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Subsidiary. Excluding this tax expense, the ratio would be 3.37% and 2.66% for March 31, 2024 and March 31, 2023, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements
September 30, 2024

1.   Organization
NB Private Markets Access Fund LLC (the “Fund”) was organized on July 10, 2020 as a limited liability company registered under the laws of the state of Delaware. The Fund is a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to investors that are both “accredited investors” as defined in Section 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended, and “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund is authorized to offer three separate classes of shares (“Shares”) designated as Institutional Class, Class A-1 and Class A-2. Institutional Class shares commenced operations on January 19, 2021; Class A-1 and Class A-2 shares commenced operations on March 1, 2022. Class A-1 shares are offered at net asset value (“NAV”) plus a maximum sales charge of 3.50%. Institutional Class and Class A-2 shares are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific fees) and realized and unrealized gains and losses are allocated proportionately each month based upon the relative net assets of each share class.
The Fund’s investment objective is to seek to provide attractive, long-term capital appreciation by investing primarily in an actively managed portfolio of private equity investments. The Fund’s private equity investments are expected to focus on private equity strategies including: (i) buyouts; (ii) special situations; (iii) venture and growth capital; (iv) infrastructure and real assets; and (v) private credit. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that will include: (i) direct investments in the equity of private companies and/or debt securities of operating companies and other credit instruments, including investments alongside private equity funds and other private equity firms (“Direct Investments”); (ii) investments in private equity funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, (b) in connection with a restructuring transaction of a Portfolio Fund(s), and/or (c) directly from a private equity fund; (iii) primary investments in newly formed Portfolio Funds; and (iv) publicly listed private equity investments and investments in business development companies. The Fund will also invest a portion of its assets in a portfolio of cash and cash equivalents, liquid fixed-income securities and other credit instruments.
The Fund is managed by Neuberger Berman Investment Advisers LLC, an investment adviser registered under the Advisers Act that serves as the Fund’s investment adviser (“NBIA” or “Registered Investment Adviser”). The Registered Investment Adviser has engaged NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with the Registered Investment Adviser, the “Adviser”) to assist with investment decisions. The Fund’s Board of Managers (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. Certain officers of the Registered Investment Adviser are also officers of the Fund.
2.   Significant Accounting Policies
The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) Topic 946, Financial Services —  Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A.   Basis of Accounting
The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Fund are maintained in U.S. dollars.

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

Consolidation of Subsidiaries — NB CR PMAF Blocker LLC (the “Subsidiary”), is an investment company and a wholly-owned subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was September 1, 2021. On September 30, 2024, the Subsidiary had net assets of $11,749,121, which equals 0.9% of the Fund’s net assets.
B.   Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.
C.   Valuation of Investments
The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each calendar month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine.
The Board has approved valuation procedures (the “Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.
Private Equity Investments:
With respect to the Fund’s private equity investments, the Valuation Designee determines fair value at each month-end using a methodology that begins with the last reported net asset value reported by a manager or general partner of a Portfolio Fund or similar net asset value information provided by the lead or sponsoring investor for a Direct Investment, and is then adjusted to reflect: (i) financial adjustments; (ii) a “market factor” adjustment; and (iii) an “idiosyncratic event” adjustment, if applicable. The last reported value will generally follow the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. In general, it is anticipated that such valuation information from these managers or from lead or sponsoring investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Portfolio Funds and Direct Investments for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Valuation Designee pursuant to the Procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a manager or general partner of a Portfolio Fund or by the lead or sponsoring investor for a Direct Investment, such as changes in currency rates, capital calls and distributions, and the nature of such cash flows, fees and expenses during the reporting period, and the value of publicly traded securities held by Portfolio Funds. In addition, the Valuation Designee has developed a proprietary “market factor’ adjustment that is applied to each of the Fund’s private equity investments in Portfolio Funds and Direct Investments. This adjustment is driven by factors that have been determined to have the most statistically significant impact to historical valuations. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee. The Valuation Designee has engaged an independent third-party service provider to complete a form of positive assurance in relation to the application of this valuation methodology.
Liquid Investments:
Equity Investments:   Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.
Fixed Income Securities and Other Credit Instruments:   Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Valuation Designee on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee.
Illiquid Investments:
For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.
ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.
Assumptions used by the Valuation Designee due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.
The following table presents the investments carried on the Consolidated Statement of Assets and Liabilities by level within the valuation hierarchy as of September 30, 2024.
Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Asset-Backed Securities	$—	$49,279,773	$—	$—	$49,279,773
Bank Loans	—	5,806,771	—	—	5,806,771
Commercial Mortgage-Backed Securities	—	24,558,564	—	—	24,558,564
Collateralized Mortgage-Backed Obligations	—	28,598,416	—	—	28,598,416
Common Stocks	1,970,654	—	—	—	1,970,654
Corporate Bonds	—	160,368,933	—	—	160,368,933
Private Funds	—	—	96,513,061	743,631,066	840,144,127
Short-Term Investments	272,141,556	—	—	—	272,141,556
Total Investments	$274,112,210	$268,612,457	$96,513,061	$743,631,066	$1,382,868,794
Additional sector, industry, or geographic detail, if any, is included in the Consolidated Schedule of Investments.
Significant Unobservable Inputs
As of September 30, 2024, the Fund had Level 3 investments valued at $96,513,061. The fair value of investments valued at $743,631,066 in the Fund’s Schedule of Investments have been valued at the adjusted NAV by the managers of the investments.
The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2024.
			Unobservable Inputs
Investments	Fair Value as of September 30, 2024	Valuation Methodologies	Variable	Value/Range	Weighted Average(1)
Private Funds
Co-Investment	$10,243,906	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	72,062,070	Market Approach	LTM EBITDA	11.0x – 16.0x	13.3x
Co-Investment	14,207,085	Market Approach	LTM Revenue	9.2x – 23x	18.6x
Total Investments	$96,513,061

(1)
Inputs weighted based on fair value of investments in range.

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

During the six months ended September 30, 2024, purchases of and sales from Level 3 investments were as follows:
Purchases	Sales
$397,426	$178,682
During the six months ended September 30, 2024, changes in unrealized appreciation/(depreciation) and realized gains or (losses) from Level 3 investments were $3,656,974 and $178,682, respectively.
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the six months ended September 30, 2024, there were no transfers into or out of Level 3.
The estimated remaining life of the Fund’s investments as of September 30, 2024, is unknown at this time.
Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Valuation Designee.
D.   Cash and Cash Equivalents
Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.
Cash on the Consolidated Statement of Assets and Liabilities as of September 30, 2024 is $3,796,224. Short-Term Investments presented on the Schedule of Investments may include deposits in money market accounts, Treasury Bills and Treasury Notes, which are classified as Level 1 assets. As of September 30, 2024, the Fund held Short-Term Investments of $272,141,556, of which $142,364,800 is held in an overnight sweep that is deposited into a money market account, $76,691,219 of Treasury Bills and $53,085,537 of Treasury Notes.
E.   Investment Gains and Losses
The Fund records distributions of cash or in-kind securities from the investments based on the information from distribution notices when distributions are received. The Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses), the Fund’s change in net unrealized appreciation/(depreciation) and the Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers or the lead or sponsoring private equity investor for Direct Investments. The Fund may also recognize realized losses based upon information received from the managers or the lead or sponsoring private equity investor for Direct Investments for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Consolidated Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each investment.
Portfolio Funds and certain Direct Investments may make in-kind distributions to the Fund and, particularly in the event of a dissolution of a Portfolio Fund or Direct Investment, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

investment and distribute proceeds to Shareholders, under certain circumstances when deemed appropriate by the Board, a Shareholder may receive in-kind distributions from the Fund.
F.   Federal Income Taxes
The Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Shareholders and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2023 there is no provision for federal income or excise tax within the financial statements. Differences arise in the computation of Shareholders’ capital for financial reporting in accordance with GAAP and Shareholders’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes. The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Underlying Investments.
The Subsidiary is a domestic limited liability company that is treated as a corporation for tax reporting and has a tax year end of September 30. The Subsidiary is subject to federal, state and local income taxes. As of September 30, 2024, the Subsidiary has recorded a total deferred tax fee payable of $1,768,343.
The Fund’s tax basis capital gains and losses will be determined as of each tax year end and presented within the Fund’s fiscal year end financial statements as of March 31, 2025. There were no distributions paid for the six months ended September 30, 2024.
The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2021 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Fund’s tax positions for the current period and has concluded that no provision for taxes is required in the Fund’s financial statements for the six months ended September 30, 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2024, the Fund did not incur any interest or penalties.
G.   Restrictions on Transfers
Shares of the Fund are generally not transferable. No Shareholder may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Shares without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.
H.   Purchase of Shares
Shares will generally be offered for purchase as of the first business day of each month, or at such other times as determined in the discretion of the Board, based on the most recent net asset value which will be

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

calculated for the last business day of the preceding month. The minimum initial investment in the Fund by any investor is $50,000, and the minimum additional investment in the Fund by any Shareholder is $10,000, except for additional purchases pursuant to a dividend reinvestment plan. The Board reserves the right to accept lesser amounts below these minimums.
I.   Repurchase of Shares
The Fund expects to conduct repurchase offers quarterly pursuant to written tenders to Shareholders. The Registered Investment Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly commencing on or about February 28, May 31, August 31 and November 30 of each year. A Shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. During the six months ended September 30, 2024, 409,923 Shares were tendered, all of which were repurchased by the Fund.
J.   Fees of the Portfolio Funds’ Investments
Each Portfolio Fund investment will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Consolidated Statement of Operations, Shareholders of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights. The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.
K.   Foreign Currency Translation
The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.
Contributed capital to and distributions received from these foreign investments are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.
Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Consolidated Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.
L.   Distributions to Shareholders
The Fund intends to pay dividends from net investment income at least annually. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the calendar year, at which time it will be reported to the Shareholders.
M.   Security Transactions and Related Income
Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date. Realized gains and losses on securities and unrealized appreciation and depreciation of securities are reported on the identified cost basis, which is also used for income tax purposes.
N.   Fund Expenses
The Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); Incentive Fees (as defined herein); Distribution and Servicing Fees for Class A-1 and Class A-2 Shares; investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.
3.   Advisory Fee, Incentive Fee, Distribution and Servicing Fee, and Other Expenses
The Registered Investment Adviser provides investment advisory services to the Fund and incurs research, travel and other expenses related to the selection and monitoring of underlying investments. Further, the Registered Investment Adviser provides certain management and administrative services including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) at an annual rate of 1.50%, based on the Fund’s net asset value, calculated and accrued monthly as of the last business day of each month, and payable quarterly in arrears within five (5) business days after the completion of the net asset value computation for the quarter. Certain of the Fund’s investments pay the Adviser for transaction services at the time of closing of the investment. This income to the Adviser is shared with the Fund based on the Fund’s ownership percentage of the investment through a fee offset which is presented on the Consolidated Statement of Operations. For the six months ended September 30, 2024, the Fund incurred Advisory Fees totaling $8,496,818.
At the end of each calendar quarter of the Fund, the Registered Investment Adviser will be entitled to receive an incentive fee (the “Incentive Fee”) equal to 10% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period. For the six months ended September 30, 2024, the Fund incurred Incentive Fees totaling $4,095,284.
The Fund maintains a memorandum account (the “Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

calendar quarter by the amount of the net profits of the Fund for the quarter. Net losses are defined as the amount by which the net asset value of the Fund on the last day of the relevant period is less than the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses).
In consideration for services provided under an investment sub-advisory agreement, the Registered Investment Adviser pays the Sub-Adviser a quarterly fee equal to 90% of the Advisory Fee and 100% of the Incentive Fee received from the Fund.
The Fund has entered into an expense limitation agreement with the Registered Investment Adviser (the “Expense Limitation Agreement”). The Expense Limitation Agreement has a term ending July 31, 2025 (the “Limitation Period”). The Registered Investment Adviser may extend the Limitation Period for a period of one year on an annual basis. Pursuant to the Expense Limitation Agreement, the Registered Investment Adviser agrees to waive and/or reimburse certain annual operating expenses (excluding the advisory fee, incentive fee, distribution and servicing fee, valuation fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Other Expenses”) of the Fund so they are limited to 0.30% (30bps) per annum, of the average monthly net assets (“Expense Limitation”). The Fund has agreed to repay the Registered Investment Adviser any fees waived under the Expense Limitation or any Other Expenses the Registered Investment Adviser reimburses in excess of the Expense Limitation, provided the repayments do not cause the Fund’s Other Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Registered Investment Adviser, whichever is lower. Any such repayments must be made within three years after the year in which the Registered Investment Adviser incurred the expense. For the six months ended September 30, 2024, the Registered Investment Adviser recouped $493,017 pursuant to the Expense Limitation Agreement.
As of September 30, 2024, the following amounts remain subject to recoupment by the Registered Investment Adviser by the following dates:
March 31, 2025	March 31, 2026	March 31, 2027
$20,620	$294,733	$169,595
Class A-1 Shares and Class A-2 Shares are subject to a Distribution and Servicing Fee at an annual rate of 0.70% based on the aggregate net assets of the Fund attributable to such class payable to Neuberger Berman BD LLC, an affiliate of the Adviser (the “Distributor”). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee. The Registered Investment Adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial intermediaries in connection with the sale of the Shares. For the six months ended September 30, 2024, the Fund incurred Distribution and Servicing Fees of $420 and $1,486,096 for Class A-1 and Class A-2, respectively.
Pursuant to an Administration, Fund Accounting and Recordkeeping Agreement, the Fund retains UMB Fund Services, Inc. (“UMBFS”) a subsidiary of UMB Financial Corporation, to provide administration, accounting and transfer agency services to the Fund. In consideration for these services, the Fund will pay UMBFS tiered fees based on the average monthly net asset value of the Fund, subject to a minimum annual fee, as well as certain other fixed, per-account or transactional fees. The Fund also reimburses UMBFS for certain out-of-pocket expenses. For the six months ended September 30, 2024, the Fund incurred accounting and administration service fees totaling $459,163.
The Board consists of six managers (the “Managers”), of which five are not “interested persons” of the Fund as defined by Section 2(a)(19) of the Investment Company Act. Compensation to the Board is paid and

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

expensed by the Fund on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Fund. For the six months ended September 30, 2024, during which six Independent Managers served on the Board, the Fund incurred $107,796 in Independent Managers’ fees.
4.   Description of Certain Investments
Due to the nature of the investments in Portfolio Funds and certain Direct Investments, the Fund generally cannot liquidate its positions in such investments except through distributions from the investment, which are made at the discretion of the manager or sponsor of the Direct Investments. The Fund has no right to demand repayment of its investment in such investments.
5.   Capital Commitments to Investments
As of September 30, 2024, the Fund had total capital commitments of $832,668,314 with remaining unfunded commitments to the investments totaling $119,217,249 as listed below:
Investment:	Unfunded Commitment
Private Funds	$119,217,249
Total	$119,217,249
6.   Investment Transactions
Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2024 were $366,502,264 and $43,311,802, respectively. Purchases and sales of short-term investments for the six months ended September 30, 2024 were $1,398,974,399 and $1,375,940,017, respectively.
7.   Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.
8.   Concentrations of Market, Credit, Liquidity, Industry and Currency Risk
Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material.
The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner if at all.

NB Private Markets Access Fund LLC
Consolidated Notes to the Financial Statements (continued)
September 30, 2024

The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.
If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in a Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.
9.   Fixed Income, Debt and Bank Loan Securities Risk
Fixed-income securities in which the Fund may invest are generally subject to the following risks, other risks can be found in the Fund’s prospectus.
Interest Rate Risk:   The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser.
Credit Risk:   Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded, or the perceived creditworthiness of the issuer deteriorates.
Duration and Maturity Risk:   The Fund has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
10.   Subsequent Events
The Fund has evaluated all events subsequent to September 30, 2024, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

NB Private Markets Access Fund LLC
Proxy Voting and Portfolio Holdings (Unaudited)
September 30, 2024

Proxy Voting and Portfolio Holdings
A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the six months ended September 30, 2024.
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Private Markets Access Fund LLC
Advisory and Sub-Advisory Agreement Approval (Unaudited)
September 30, 2024

Advisory and Sub-Advisory Agreement Approval
The Board of NB Private Markets Access Fund LLC (the “Fund”) considered the approval of the Investment Advisory Agreement between the Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Fund, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at an executive session of the Independent Managers held on July 22, 2024 and a Board meeting held on July 30, 2024. The Board is comprised of a majority of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.
The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.
The Board discussed and reviewed the Advisory Fee and the Incentive Fee, together with the Sub-Advisory Fee paid by NBIA to NBAA out of the Advisory Fee and Incentive Fee, and the appropriateness of such fees. The Board took into consideration the Expense Limitation Agreement entered into by the Fund and NBIA. The Board reviewed and considered how the Advisory Fee, Incentive Fee and Sub-Advisory Fee for the Fund reflects the economies of scale for the benefit of the members of the Fund, noting that as the Fund grows, economies of scale would be realized. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and servicing fee payable by certain share classes of the Fund to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to comparable fund peers of the Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other fund programs. The Board noted, in comparing fee structures of the Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Fund. The Board concluded that the Advisory Fee, Incentive Fee and Sub-Advisory Fee were reasonable.
The Board discussed and reviewed the nature, extent and quality of services rendered to the Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Fund. The Board also considered Neuberger Berman’s extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Fund, and their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they are able to devote to the Fund’s affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Fund. The Board concluded that, in light of the particular requirements of the Fund, it was satisfied with the professional qualifications and overall commitment to the Fund of the portfolio management team.

NB Private Markets Access Fund LLC
Advisory and Sub-Advisory Agreement Approval (Unaudited) (continued)
September 30, 2024

The Board discussed Neuberger Berman’s profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Fund was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Fund and Neuberger Berman’s service levels, the current profitability of Neuberger Berman resulting from its relationship to the Fund was not excessive.
The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the Fund’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 1. Reports to Stockholders Continued.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant's statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2024.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2024.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a)(3)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Access Fund LLC

By:	/s/ David Morse
David Morse
Vice President

Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Morse
David Morse
Vice President
(Principal Executive Officer)

Date: December 9, 2024

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2024